Revenue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Revenues recognized	$ 34.5	$ 108.6	$ 113.1
Revenue recognized in period from performance obligations satisfied in previous period	$ 68.6	157.9
E One
Disaggregation of Revenue [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, current liabilities, deferred revenue			65.6
Starz Business of Lions Gate Entertainment Corp
Disaggregation of Revenue [Line Items]
Revenues recognized		$ 27.2	22.6
Television Production
Disaggregation of Revenue [Line Items]
Contract with customer performance obligation satisfied in the previous period fixed and variable fee			$ 290.6